UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 - June 30, 2010

Item 1.    Reports to Stockholders.

ibbotson
ETF allocation series

An ALPS Advisors, Inc. Solution

SEMI-ANNUAL REPORT

June 30, 2010 (Unaudited)

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report  |  June 30, 2010

1	Shareholder Letter

6	Fund Expenses

Statement of Investments

	8	Conservative ETF Asset Allocation Portfolio

	9	Income and Growth ETF Asset Allocation Portfolio

	10	Balanced ETF Asset Allocation Portfolio

	11	Growth ETF Asset Allocation Portfolio

	12	Aggressive Growth ETF Asset Allocation Portfolio

13	Statements of Assets and Liabilities

14	Statements of Operations

16	Statements of Changes in Net Assets

26	Financial Highlights

36	Notes to Financial Statements

42	Additional Information

43	Trustees and Officers

Shareholder Letter
June 30, 2010 (Unaudited)

Dear Shareholder,

This report encompasses performance for the first half of 2010, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). Each Portfolio is designed to seek to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

A Volatile First Half

After rising for four consecutive quarters, most global stock markets reversed direction over the past three months and not only ended lower for the second quarter but also for the first six months of the year. The widely followed U.S. benchmark S&P 500 Index declined 11.43 percent for the quarter and was off 6.65 percent year-to-date through June 30. The international markets generally performed worse as the government debt concerns in southern Europe became front page news. The widely followed international stock index, the MSCI EAFE Index, declined 13.75 percent and 12.93 percent for those same periods.

First quarter corporate earnings, reported early in the second quarter, continued to be quite good and corporate balance sheets remained as strong as they have been in some years. But, solid business performance was more than offset by investor concerns over a number of macroeconomic issues. Perhaps the greatest source of doubt was the question of whether the global economies would lose enough momentum to risk a “double dip” recession. Both here and abroad, the sources of this fear were many. On the domestic front, the country continued to suffer from an anemic housing market without the homebuyer tax credit, tepid job growth and concerns about the size of the federal budget deficit. Financial reform legislation making its way through the House to the Senate and the expiration of the Bush tax cuts at the end of this year were additional sources of uncertainty. Abroad, investors focused on government debt problems and fiscal austerity in Europe as well as concerns of slowing economic growth in China.

In terms of actual outcomes, equity markets both here and abroad declined for the first six months. The S&P 500 Index and MSCI EAFE Index declined 6.7% and 12.9%, respectively, during the first half of 2010. Bond markets rose – benefiting from a decline in interest rates, as investors perceived them as a less risky asset class.

GENERAL MARKET INDICES PERFORMANCE SUMMARY  |  PERIODS ENDING JUNE 30, 2010

	Six Months	1 Year	Portfolio Inception (4/30/07)**
S&P 500 Stock Index (1)	-6.7%	14.4%	-8.8%
MSCI U.S. Small Cap 1750 Index (2)	-1.3%	25.2%	-6.2%
Barclays Capital U.S. Aggregate Bond Index (3)	5.3%	9.5%	6.8%
MSCI U.S. REIT Index (4)	5.7%	55.2%	-11.5%
MSCI EAFE Index (5)	-12.9%	6.4%	-11.7%
MSCI Emerging Markets (6)	-6.0%	-23.5%	0.9%
Thomson Reuters/Jefferies CRB Index(7)	-2.69%	18.21%	5.03%

(1)

The S&P 500 Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised on 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

Past performance is no guarantee of future results.

Semi-Annual Report | June 30, 2010	1

Shareholder Letter
June 30, 2010 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)	Income & Growth (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)	Growth (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

2	www.alpsfunds.com

Shareholder Letter
June 30, 2010 (Unaudited)

	Six Months				1 Year
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones*	Blended^

Conservative	1.04%	0.95%	3.70%	2.94%	7.51%	7.22%	11.31%	10.48%

Income and Growth	-0.74%	-0.81%	1.97%	0.54%	9.87%	9.61%	13.77%	11.47%

Balanced	-2.31%	-2.40%	0.00%	-1.86%	12.70%	12.29%	16.24%	12.46%

Growth	-4.30%	-4.45%	-2.04%	-4.26%	14.45%	14.13%	18.69%	13.44%

Aggressive Growth	-5.19%	-5.33%	-3.83%	-5.46%	15.35%	15.09%	21.46%	13.94%

	Since Inception (4/30/07)**				Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/10†
	Fund Return		Fund Benchmarks		Class I		Class II
Portfolio	Class I	Class II	Dow Jones*	Blended^	Gross	Net	Gross	Net

Conservative	2.50%	2.17%	4.96%	3.66%	1.12%	0.65%	1.37%	0.90%

Income and Growth	-0.35%	-0.60%	1.38%	0.54%	1.00%	0.66%	1.24%	0.91%

Balanced	-2.94%	-3.18%	-1.55%	-2.58%	0.86%	0.66%	1.10%	0.91%

Growth	-5.73%	-6.01%	-4.48%	-5.70%	0.85%	0.67%	1.10%	0.92%

Aggressive Growth	-7.72%	-7.96%	-7.28%	-7.26%	1.49%	0.69%	1.76%	0.94%

Since each Portfolio does not seek to replicate its respective Dow Jones or Blended benchmark, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-4326.

*	Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends and does not reflect any deductions for fees, expenses or taxes.

^	Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. An investor cannot invest directly in an index. The S&P 500 and the Barclays Capital Indexes reflect the reinvestment of dividends and does not reflect any deductions for fees, expenses or taxes.

**	Annualized returns.

†	Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2010. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of either 0.48% of Class I shares average daily net assets through April 30, 2011 or 0.73% of Class II shares average daily net assets through April 30, 2011. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.48% for Class I and 0.73% for Class II agreed to by the Adviser and Subadviser.

Semi-Annual Report | June 30, 2010	3

Shareholder Letter
June 30, 2010 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

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Shareholder Letter
June 30, 2010 (Unaudited)

The table below shows the changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the past six months. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of June 30, 2010.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

Asset Classes

	as of		as of		as of		as of		as of
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Large-Cap Stocks	11.0%	14.0%	22.0%	23.0%	29.0%	31.0%	36.0%	37.0%	37.0%	38.0%
Small-Cap Stocks	2.0%	0.0%	5.0%	3.0%	9.0%	7.0%	13.0%	11.0%	16.0%	14.0%
Real Estate (REITs)	0.0%	0.0%	0.0%	2.0%	3.0%	4.0%	5.0%	6.0%	6.0%	7.0%
International Stocks	5.0%	5.0%	10.0%	10.0%	16.0%	16.0%	22.0%	22.0%	26.0%	26.0%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	73.0%	71.0%	55.0%	54.0%	38.0%	37.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	7.0%	8.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed their respective Dow Jones and Blended benchmarks during the first half of 2010. Most of the relative underperformance is due to exposure to asset classes that are not represented in the Portfolios’ benchmarks. Specifically, the Portfolios’ International Equity exposure, which is not represented in the Dow Jones benchmarks. So when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

Semi-Annual Report | June 30, 2010	5

Fund Expenses
June 30, 2010 (Unaudited)

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1 fees) and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2010 and held until June 30, 2010.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

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Fund Expenses
June 30, 2010 (Unaudited)

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Net Expense Ratio [a]	Expense Paid During Period 1/1/10 - 6/30/10 [b]
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,010.40	0.48%	$ 2.39
Hypothetical Fund Return	$ 1,000.00	$ 1,022.41	0.48%	$ 2.41
Class II
Actual Fund Return	$ 1,000.00	$ 1,009.50	0.73%	$ 3.64
Hypothetical Fund Return	$ 1,000.00	$ 1,021.17	0.73%	$ 3.66
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 992.60	0.48%	$ 2.37
Hypothetical Fund Return	$ 1,000.00	$ 1,022.41	0.48%	$ 2.41
Class II
Actual Fund Return	$ 1,000.00	$ 991.90	0.73%	$ 3.61
Hypothetical Fund Return	$ 1,000.00	$ 1,021.17	0.73%	$ 3.66
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 975.80	0.48%	$ 2.35
Hypothetical Fund Return	$ 1,000.00	$ 1,022.41	0.48%	$ 2.41
Class II
Actual Fund Return	$ 1,000.00	$ 976.00	0.73%	$ 3.58
Hypothetical Fund Return	$ 1,000.00	$ 1,021.17	0.73%	$ 3.66
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 957.00	0.48%	$ 2.33
Hypothetical Fund Return	$ 1,000.00	$ 1,022.41	0.48%	$ 2.41
Class II
Actual Fund Return	$ 1,000.00	$ 955.50	0.73%	$ 3.54
Hypothetical Fund Return	$ 1,000.00	$ 1,021.17	0.73%	$ 3.66
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 948.10	0.48%	$ 2.32
Hypothetical Fund Return	$ 1,000.00	$ 1,022.41	0.48%	$ 2.41
Class II
Actual Fund Return	$ 1,000.00	$ 946.70	0.73%	$ 3.52
Hypothetical Fund Return	$ 1,000.00	$ 1,021.17	0.73%	$ 3.66

[a]	Annualized based on the Portfolio’s expenses from January 1, 2010 through June 30, 2010.
[b]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES.

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

Semi-Annual Report | June 30, 2010	7

Statement of Investments Conservative ETF Asset Allocation Portfolio
June 30, 2010 (Unaudited)

	Shares	Value
Exchange Traded Funds - 91.13%
iShares - 37.79%
Barclays Intermediate Credit Bond Fund	10,707	$1,127,447
Barclays TIPS Bond Fund	28,129	3,007,271
MSCI EAFE Index Fund	19,499	906,899
S&P 500 Index Fund	19,302	1,996,985

Total iShares		7,038,602

Other - 53.34%
Vanguard Short-Term Bond ETF	57,882	4,688,442
Vanguard Small-Cap ETF	6,397	362,070
Vanguard Total Bond Market ETF	60,013	4,883,858

Total Other		9,934,370

Total Exchange Traded Funds (Cost $16,415,020)		16,972,972

Exchange Traded Notes - 1.98%
Diversified - 1.98%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)	9,788	368,420

Total Exchange Traded Notes (Cost $389,017)		368,420

	7-Day Yield	Shares	Value
Short-Term Investments - 7.21%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.164%	1,342,823	$1,342,823

Total Short-Term Investments (Cost $1,342,823)			1,342,823

Total Investments - 100.32% (Total cost $18,146,860)			18,684,215

Liabilities in Excess of Other Assets - (0.32)%			(58,187)

Net Assets - 100.00%			$18,626,028

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total portfolio value

See Notes to Financial Statements.

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Statement of Investments Income and Growth ETF Asset Allocation Portfolio
June 30, 2010 (Unaudited)

	Shares	Value
Exchange Traded Funds - 92.02%
iShares - 47.39%
Barclays Intermediate Credit Bond Fund	14,750	$1,553,175
Barclays TIPS Bond Fund	34,805	3,721,003
MSCI EAFE Index Fund	52,785	2,455,030
S&P 500 Index Fund	66,813	6,912,473

Total iShares		14,641,681

Other - 44.63%
Vanguard Emerging Markets ETF	16,111	612,057
Vanguard Short-Term Bond ETF	57,444	4,652,964
Vanguard Small-Cap ETF	18,945	1,072,287
Vanguard Total Bond Market ETF	91,543	7,449,769

Total Other		13,787,077

Total Exchange Traded Funds (Cost $27,467,427)		28,428,758

Exchange Traded Notes - 3.03%
Diversified - 3.03%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)	24,908	937,537

Total Exchange Traded Notes (Cost $986,994)		937,537

	7-Day Yield	Shares	Value
Short-Term Investments - 8.05%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.164%	2,487,645	$2,487,645

Total Short-Term Investments (Cost $2,487,645)			2,487,645

Total Investments - 103.10% (Total cost $30,942,066)			31,853,940

Liabilities in Excess of Other Assets - (3.10)%			(961,187)

Net Assets - 100.00%			$30,892,753

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total portfolio value

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	9

Statement of Investments Balanced ETF Asset Allocation Portfolio
June 30, 2010 (Unaudited)

	Shares	Value
Exchange Traded Funds - 93.51%
iShares - 53.55%
Barclays Intermediate Credit Bond Fund	25,485	$2,683,571
Barclays TIPS Bond Fund	50,292	5,376,718
MSCI EAFE Index Fund	171,316	7,967,907
S&P 500 Index Fund	196,085	20,286,954

Total iShares		36,315,150

Other - 39.96%
Vanguard Emerging Markets ETF	69,674	2,646,915
Vanguard REIT ETF	42,873	1,993,166
Vanguard Short-Term Bond ETF	74,655	6,047,055
Vanguard Small-Cap ETF	64,508	3,651,153
Vanguard Total Bond Market ETF	156,846	12,764,127

Total Other		27,102,416

Total Exchange Traded Funds (Cost $60,250,139)		63,417,566

Exchange Traded Notes - 2.99%
Diversified - 2.99%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)	53,958	2,030,979

Total Exchange Traded Notes (Cost $2,148,163)		2,030,979

	7-Day Yield	Shares	Value
Short-Term Investments - 4.01%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.164%	2,721,452	$2,721,452

Total Short-Term Investments (Cost $2,721,452)			2,721,452

Total Investments -100.51% (Total cost $65,119,754)			68,169,997

Liabilities in Excess of Other Assets - (0.51)%			(352,617)

Net Assets - 100.00%			$67,817,380

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total portfolio value

See Notes to Financial Statements.

10	www.alpsfunds.com

Statement of Investments Growth ETF Asset Allocation Portfolio
June 30, 2010 (Unaudited)

	Shares	Value
Exchange Traded Funds - 97.33%
iShares - 61.28%
Barclays Intermediate Credit Bond Fund	19,137	$2,015,126
Barclays TIPS Bond Fund	18,861	2,016,430
MSCI EAFE Index Fund	228,677	10,635,767
S&P 500 Index Fund	247,833	25,640,802

Total iShares		40,308,125

Other - 36.05%
Vanguard Emerging Markets ETF	104,724	3,978,465
Vanguard REIT ETF	71,562	3,326,917
Vanguard Short-Term Bond ETF	41,473	3,359,313
Vanguard Small-Cap ETF	88,010	4,981,366
Vanguard Total Bond Market ETF	99,141	8,068,095

Total Other		23,714,156

Total Exchange Traded Funds (Cost $61,498,678)		64,022,281

Exchange Traded Notes - 4.13%
Diversified - 4.13%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)	72,119	2,714,559

Total Exchange Traded Notes (Cost $2,870,087)		2,714,559

7-Day Yield		Shares	Value
Short-Term Investments - 0.62%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.164%	406,661	$406,661

Total Short-Term Investments (Cost $406,661)			406,661

Total Investments -102.08% (Total cost $64,775,426)			67,143,501

Liabilities in Excess of Other Assets - (2.08)%			(1,365,649)

Net Assets - 100.00%			$65,777,852

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total portfolio value

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	11

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio
June 30, 2010 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.62%
iShares - 60.70%
Barclays Intermediate Credit Bond Fund	2,003	$210,916
MSCI EAFE Index Fund	42,601	1,981,372
S&P 500 Index Fund	40,391	4,178,853

Total iShares		6,371,141

Other - 33.92%
Vanguard Emerging Markets ETF	19,197	729,294
Vanguard REIT ETF	13,479	626,639
Vanguard Small-Cap ETF	16,584	938,654
Vanguard Total Bond Market ETF	15,561	1,266,354

Total Other		3,560,941

Total Exchange Traded Funds (Cost $9,438,963)		9,932,082

Exchange Traded Notes - 5.07%
Diversified - 5.07%
iPATH Dow Jones-UBS Commodity Index Total Return ETN(1)	14,139	532,192

Total Exchange Traded Notes (Cost $562,837)		532,192

	7-Day Yield	Shares	Value
Short-Term Investments - 3.70%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.164%	388,544	$388,544

Total Short-Term Investments (Cost $388,544)			388,544

Total Investments - 103.39% (Total cost $10,390,344)			10,852,818

Liabilities in Excess of Other Assets - (3.39)%			(355,606)

Net Assets - 100.00%			$10,497,212

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total portfolio value

See Notes to Financial Statements.

12	www.alpsfunds.com

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

ASSETS:

Investments, at value	$18,684,215	$31,853,940	$68,169,997	$67,143,501	$10,852,818
Receivable for investments sold	21,811	137,922	791,681	1,531,902	235,721
Receivable for shares sold	1,454	3,172	1,084,441	123,865	51,603
Interest and dividends receivable	183	217	238	64	9
Other assets	2,060	3,350	7,999	8,345	1,086

Total Assets	18,709,723	31,998,601	70,054,356	68,807,677	11,141,237

LIABILITIES:

Payable for investments purchased	57,441	1,073,001	2,169,703	1,938,572	624,696
Payable for shares redeemed	4,978	4,832	16,889	1,040,090	3,763
Payable to advisor	3,120	6,742	17,542	18,281	131
Payable for 12b-1 fees Class II	3,488	5,896	12,620	11,139	1,302
Payable for audit fees	10,096	10,060	9,981	9,977	10,175
Accrued expenses and other liabilities	4,572	5,317	10,241	11,766	3,958

Total Liabilities	83,695	1,105,848	2,236,976	3,029,825	644,025

Net Assets	$18,626,028	$30,892,753	$67,817,380	$65,777,852	$10,497,212

NET ASSETS CONSIST OF:

Paid-in capital	$17,629,476	$29,748,289	$65,814,757	$63,781,323	$10,217,968
Accumulated net investment income	401,986	588,387	1,275,848	1,297,005	192,043
Accumulated net realized gain/(loss) on investments	57,211	(355,797)	(2,323,468)	(1,668,551)	(375,273)
Net unrealized appreciation on investments	537,355	911,874	3,050,243	2,368,075	462,474

Net Assets	$18,626,028	$30,892,753	$67,817,380	$65,777,852	$10,497,212

Investments, at Cost	$18,146,860	$30,942,066	$65,119,754	$64,775,426	$10,390,344

PRICING OF SHARES:

Class I:
Net Assets	$1,643,276	$1,449,449	$4,719,246	$13,392,831	$4,286,687
Shares of beneficial interest outstanding	154,281	154,404	532,339	1,628,072	558,666

Net assets value, offering and redemption price per share	$10.65	$9.39	$8.87	$8.23	$7.67

Class II:
Net Assets	$16,982,752	$29,443,304	$63,098,134	$52,385,021	$6,210,525
Shares of beneficial interest outstanding	1,597,211	3,023,980	7,053,913	6,429,163	813,763

Net assets value, offering and redemption price per share	$10.63	$9.74	$8.95	$8.15	$7.63

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	13

Statements of Operations
For the Six Month Period Ended June 30, 2010 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:

Interest	$841	$957	$988	$173	$37
Dividends	200,303	308,210	690,579	680,507	101,894

Total Investment Income	201,144	309,167	691,567	680,680	101,931

EXPENSES:

Investment advisor fee	38,753	60,669	138,940	143,100	22,369
12b-1 fees - Class II	19,563	32,259	71,896	63,795	7,620
Custodian fees	6,028	6,013	6,047	6,042	6,028
Legal fees	2,564	3,941	9,191	9,702	1,475
Audit fees	8,633	8,619	8,619	8,619	8,698
Trustees’ fees and expenses	2,226	3,390	7,526	7,979	1,322
Report to shareholder fees	1,300	1,933	4,562	4,839	1,104
Other expenses	4,626	5,582	9,548	9,834	3,776

Total expenses before waiver	83,693	122,406	256,329	253,910	52,392

Less fees waived/reimbursed by investment advisor
Class I	(2,080)	(1,102)	(2,496)	(7,417)	(8,091)
Class II	(20,713)	(24,332)	(33,735)	(30,057)	(12,831)

Total Net Expenses	60,900	96,972	220,098	216,436	31,470

Net Investment Income	140,244	212,195	471,469	464,244	70,461

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:	11,233	(524,699)	(2,353,635)	(3,617,014)	(680,940)

Net realized gain on investments	385,636	489,060	555,266	183,388	252,323
Net change in unrealized depreciation on investments	(374,403)	(1,013,759)	(2,908,901)	(3,800,402)	(933,263)

Net Realized and Unrealized Gain/(Loss) on Investments	11,233	(524,699)	(2,353,635)	(3,617,014)	(680,940)

Net lncrease/(Decrease) in Net Assets Resulting from Operations	$151,477	$(312,504)	$(1,882,166)	$(3,152,770)	$(610,479)

See Notes to Financial Statements.

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Intentionally Left Blank

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$140,244	$261,719
Net realized gain/(loss) on investments	385,636	(135,812)
Net change in unrealized appreciation/(depreciation) on investments	(374,403)	1,003,977

Net Increase in net assets resulting from operations	151,477	1,129,884

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

Class I	–	(8,775)

Class II	–	(84,895)

From net realized gains on investments	–	–

Class I	–	(945)

Class II	–	(8,760)

Total distributions	–	(103,375)

SHARE TRANSACTIONS:

Class I

Proceeds from sale of shares	369,834	1,289,709

Issued to shareholders in reinvestment of distributions	–	9,720

Cost of shares redeemed	(242,510)	(361,025)

Net increase from share transactions	127,324	938,404

Class II

Proceeds from sale of shares	4,057,277	12,074,256

Issued to shareholders in reinvestment of distributions	–	93,655

Cost of shares redeemed	(1,954,956)	(2,753,296)

Net increase from share transactions	2,102,321	9,414,615

Net increase in net assets	2,381,122	11,379,528

NET ASSETS:

Beginning of period	16,244,906	4,865,378

End of period*	$18,626,028	$16,244,906

*Includes undistributed net investment income of:	$401,986	$261,742

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Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I

Sold	34,613	128,263

Reinvested	–	920

Redeemed	(22,726)	(35,747)

Net increase in shares outstanding	11,887	93,436

Class II

Sold	381,532	1,219,955

Reinvested	–	8,869

Redeemed	(183,868)	(276,264)

Net increase in shares outstanding	197,664	952,560

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	17

Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$212,195	$374,663

Net realized gain/(loss) on investments	489,060	(630,967)

Net change in unrealized appreciation/(depreciation) on investments	(1,013,759)	2,822,672

Net Increase/(Decrease) in net assets resulting from operations	(312,504)	2,566,368

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

Class I	–	(7,930)

Class II	–	(151,832)

From net realized gains on investments	–

Class I	–	(466)

Class II	–	(13,456)

Total distributions	–	(173,684)

SHARE TRANSACTIONS:

Class I

Proceeds from sale of shares	753,204	1,088,922

Issued to shareholders in reinvestment of distributions	–	8,396

Cost of shares redeemed	(64,445)	(748,079)

Net increase from share transactions	688,759	349,239

Class II

Proceeds from sale of shares	7,310,432	16,572,474

Issued to shareholders in reinvestment of distributions	–	165,288

Cost of shares redeemed	(1,165,359)	(3,198,605)

Net increase from share transactions	6,145,073	13,539,157

Net increase in net assets	6,521,328	16,281,080

NET ASSETS:

Beginning of period	24,371,425	8,090,345

End of period*	$30,892,753	$24,371,425

*Includes undistributed net investment income of:	$588,387	$376,192

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Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I

Sold	79,110	124,624

Reinvested	–	889

Redeemed	(6,738)	(79,475)

Net increase in shares outstanding	72,372	46,038

Class II

Sold	739,628	1,844,681

Reinvested	–	16,849

Redeemed	(117,440)	(351,827)

Net increase in shares outstanding	622,188	1,509,703

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	19

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$471,469	$797,120

Net realized gain/(loss) on investments	555,266	(1,877,811)

Net change in unrealized appreciation/(depreciation) on investments	(2,908,901)	8,904,318
Net Increase/(Decrease) in net assets resulting from operations	(1,882,166)	7,823,627

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

Class I	–	(26,518)

Class II	–	(342,944)

From net realized gains on investments	–

Class I	–	(2,217)

Class II	–	(33,851)
Total distributions	–	(405,530)

SHARE TRANSACTIONS:

Class I

Proceeds from sale of shares	2,343,068	2,179,422

Issued to shareholders in reinvestment of distributions	–	28,735

Cost of shares redeemed	(853,999)	(683,317)
Net increase from share transactions	1,489,069	1,524,840

Class II

Proceeds from sale of shares	15,763,159	32,741,456

Issued to shareholders in reinvestment of distributions	–	376,795

Cost of shares redeemed	(2,942,237)	(5,844,595)
Net increase from share transactions	12,820,922	27,273,656

Net increase in net assets	12,427,825	36,216,593

NET ASSETS:

Beginning of period	55,389,555	19,172,962
End of period*	$67,817,380	$55,389,555

*Includes undistributed net investment income of:	$1,275,848	$804,379

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Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
OTHER INFORMATION - SHARES:

Class I

Sold	256,089	270,183

Reinvested	–	3,186

Redeemed	(94,481)	(86,063)
Net increase in shares outstanding	161,608	187,306
Class II

Sold	1,702,199	4,085,238

Reinvested	–	41,360

Redeemed	(319,470)	(753,368)
Net increase in shares outstanding	1,382,729	3,373,230

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	21

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$464,244	$817,979

Net realized gain/(loss) on investments	183,388	(1,512,525)

Net change in unrealized appreciation/(depreciation) on investments	(3,800,402)	11,383,992
Net Increase/(Decrease) in net assets resulting from operations	(3,152,770)	10,689,446

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

Class I	–	(67,997)

Class II	–	(304,729)

From net realized gains on investments	–

Class I	–	(3,212)

Class II	–	(14,453)
Total distributions	–	(390,391)

SHARE TRANSACTIONS:

Class I

Proceeds from sale of shares	3,434,124	6,369,941

Issued to shareholders in reinvestment of distributions	–	71,209

Cost of shares redeemed	(388,809)	(937,749)
Net increase from share transactions	3,045,315	5,503,401

Class II

Proceeds from sale of shares	10,367,435	24,240,300

Issued to shareholders in reinvestment of distributions	–	319,182

Cost of shares redeemed	(3,707,402)	(3,036,293)
Net increase from share transactions	6,660,033	21,523,189

Net increase in net assets	6,552,578	37,325,645

NET ASSETS:

Beginning of period	59,225,274	21,899,629
End of period*	$65,777,852	$59,225,274

*Includes undistributed net investment income of:	$1,297,005	$832,761

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Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
OTHER INFORMATION - SHARES:

Class I

Sold	394,485	846,136

Reinvested	–	8,377

Redeemed	(44,697)	(135,717)
Net increase in shares outstanding	349,788	718,796

Class II

Sold	1,212,463	3,422,278

Reinvested	–	37,862

Redeemed	(439,598)	(420,691)
Net increase in shares outstanding	772,865	3,039,449

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	23

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$70,461	$119,343

Net realized gain/(loss) on investments	252,323	(421,443)

Net change in unrealized appreciation/(depreciation) on investments	(933,263)	2,111,237
Net Increase/(Decrease) in net assets resulting from operations	(610,479)	1,809,137

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

Class I	–	(14,400)

Class II	–	(40,881)

From net realized gains on investments	–

Class I	–	(949)

Class II	–	(1,595)
Total distributions	–	(57,825)

SHARE TRANSACTIONS:

Class I

Proceeds from sale of shares	1,617,151	2,235,587

Issued to shareholders in reinvestment of distributions	–	15,349

Cost of shares redeemed	(550,501)	(341,516)
Net increase from share transactions	1,066,650	1,909,420

Class II

Proceeds from sale of shares	1,682,896	3,517,345

Issued to shareholders in reinvestment of distributions	–	42,476

Cost of shares redeemed	(927,827)	(1,540,645)
Net increase from share transactions	755,069	2,019,176

Net increase in net assets	1,211,240	5,679,908

NET ASSETS:

Beginning of period	9,285,972	3,606,064
End of period*	$10,497,212	$9,285,972

*Includes undistributed net investment income of:	$192,043	$121,582

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Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
OTHER INFORMATION - SHARES:

Class I

Sold	199,008	317,312

Reinvested	–	1,926

Redeemed	(68,334)	(49,859)
Net increase in shares outstanding	130,674	269,379

Class II

Sold	207,225	536,647

Reinvested	–	5,350

Redeemed	(116,353)	(226,397)
Net increase in shares outstanding	90,872	315,600

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	25

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class I
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.54	$9.79	$10.46	$10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income	0.10(1)	0.26(1)	0.37(1)	0.28

Net realized and unrealized gain/(loss) on investments	0.01	0.56	(0.96)	0.18
Total from investment operations	0.11	0.82	(0.59)	0.46

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	(0.08)	–

From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	–	(0.07)	(0.08)	–
Net increase/(decrease) in net asset value	0.11	0.75	(0.67)	0.46
Net asset value - end of period	$10.65	$10.54	$9.79	$10.46

Total Return	1.04%(3)	8.35%	(5.58)%	4.60%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$1,643	$1,501	$479	$26

Ratios to average net assets:

Total expenses before reimbursements	0.74%(4)	0.95%	2.23%	110.32%(4)

Net expenses after reimbursements	0.48%(4)	0.48%	0.48%	0.48%(4)

Net investment income	1.82%(4)	2.63%	3.71%	4.08%(4)

Portfolio turnover rate	20%(3)	31%	129%	36%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

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Financial Highlights Conservative ETF Asset Allocation Portfolio – Class II
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.53	$9.81	$10.43	$10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income	0.08(1)	0.24(1)	0.35(1)	0.10

Net realized and unrealized gain/(loss) on investments	0.02	0.55	(0.97)	0.33
Total from investment operations	0.10	0.79	(0.62)	0.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	–	–

From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	–	(0.07)	(0.00)(2)	–
Net increase/(decrease) in net asset value	0.10	0.72	(0.62)	0.43
Net asset value - end of period	$10.63	$10.53	$9.81	$10.43

Total Return	0.95%(3)	8.06%	(5.93)%	4.30%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$16,983	$14,744	$4,386	$346

Ratios to average net assets:

Total expenses before reimbursements	0.99%(4)	1.20%	2.50%	39.42%(4)

Net expenses after reimbursements	0.73%(4)	0.73%	0.73%	0.73%(4)

Net investment income	1.61%(4)	2.39%	3.50%	5.36%(4)

Portfolio turnover rate	20%(3)	31%	129%	36%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	27

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class I
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.46	$8.41	$10.30	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.09(1)	0.23(1)	0.32(1)	0.11

Net realized and unrealized gain/(loss) on investments	(0.16)	0.93	(1.87)	0.19
Total from investment operations	(0.07)	1.16	(1.55)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.10)	(0.34)	–

From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	–	(0.11)	(0.34)	–
Net increase/(decrease) in net asset value	(0.07)	1.05	(1.89)	0.30
Net asset value - end of period	$9.39	$9.46	$8.41	$10.30

Total Return	(0.74)%(3)	13.72%	(14.95)%	3.00%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$1,449	$776	$303	$232

Ratios to average net assets:

Total expenses before reimbursements	0.67%(4)	0.82%	2.11%	41.30%(4)

Net expenses after reimbursements	0.48%(4)	0.48%	0.48%	0.48%(4)

Net investment income	1.89%(4)	2.59%	3.32%	5.58%(4)

Portfolio turnover rate	15%(3)	28%	55%	8%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28	www.alpsfunds.com

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class II
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.82	$8.73	$10.29	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.08(1)	0.21(1)	0.31(1)	0.08

Net realized and unrealized gain/(loss) on investments	(0.16)	0.95	(1.87)	0.21
Total from investment operations	(0.08)	1.16	(1.56)	0.29

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	–	–

From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	–	(0.07)	(0.00)(2)	–
Net increase/(decrease) in net asset value	(0.08)	1.09	(1.56)	0.29
Net asset value - end of period	$9.74	$9.82	$8.73	$10.29

Total Return	(0.81)%(3)	13.30%	(15.16)%	2.90%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$29,443	$23,595	$7,788	$1,021

Ratios to average net assets:

Total expenses before reimbursements	0.92%(4)	1.06%	1.83%	26.00%(4)

Net expenses after reimbursements	0.73%(4)	0.73%	0.73%	0.73%(4)

Net investment income	1.56%(4)	2.33%	3.32%	6.66%(4)

Portfolio turnover rate	15%(3)	28%	55%	8%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	29

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class I
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.08	$7.65	$10.21	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.08(1)	0.20(1)	0.29(1)	0.16

Net realized and unrealized gain/(loss) on investments	(0.29)	1.31	(2.73)	0.05
Total from investment operations	(0.21)	1.51	(2.44)	0.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.07)	(0.12)	–

From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	–	(0.08)	(0.12)	–
Net increase/(decrease) in net asset value	(0.21)	1.43	(2.56)	0.21
Net asset value - end of period	$8.87	$9.08	$7.65	$10.21

Total Return	(2.31)%(3)	19.74%	(23.82)%	2.10%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$4,719	$3,366	$1,402	$483

Ratios to average net assets:

Total expenses before reimbursements	0.60%(4)	0.68%	1.15%	16.03%(4)

Net expenses after reimbursements	0.48%(4)	0.48%	0.48%	0.48%(4)

Net investment income	1.81%(4)	2.45%	3.25%	4.79%(4)

Portfolio turnover rate	14%(3)	26%	67%	23%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30	www.alpsfunds.com

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class II
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.17	$7.73	$10.19	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.07(1)	0.18(1)	0.28(1)	0.07

Net realized and unrealized gain/(loss) on investments	(0.29)	1.33	(2.73)	0.12
Total from investment operations	(0.22)	1.51	(2.45)	0.19

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	(0.01)	–

From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	–	(0.07)	(0.01)	–
Net increase/(decrease) in net asset value	(0.22)	1.44	(2.46)	0.19
Net asset value-end of period	$8.95	$9.17	$7.73	$10.19

Total Return	(2.40)%(3)	19.52%	(24.05)%	1.90%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$63,098	$52,023	$17,771	$4,899

Ratios to average net assets:

Total expenses before reimbursements	0.85%(4)	0.92%	1.35%	11.45%(4)

Net expenses after reimbursements	0.73%(4)	0.73%	0.73%	0.73%(4)

Net investment income	1.51%(4)	2.20%	3.19%	7.62%(4)

Portfolio turnover rate	14%(3)	26%	67%	23%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	31

Financial Highlights Growth ETF Asset Allocation Portfolio – Class I
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.60	$6.93	$10.11	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.07(1)	0.17(1)	0.29(1)	0.11

Net realized and unrealized gain/(loss) on investments	(0.44)	1.56	(3.46)	(0.00)(2)
Total from investment operations	(0.37)	1.73	(3.17)	0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	(0.01)	–

From net realized gain	–	(0.00)(2)	(0.00)(2)	–
Total distributions	–	(0.06)	(0.01)	–
Net increase/(decrease) in net asset value	(0.37)	1.67	(3.18)	0.11
Net asset value-end of period	$8.23	$8.60	$6.93	$10.11

Total Return	(4.30)%(3)	24.94%	(31.37)%	1.10%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$13,393	$10,993	$3,876	$109

Ratios to average net assets:

Total expenses before reimbursements	0.60%(4)	0.66%	1.05%	43.57%(4)

Net expenses after reimbursements	0.48%(4)	0.48%	0.48%	0.48%(4)

Net investment income	1.68%(4)	2.31%	3.76%	5.11%(4)

Portfolio turnover rate	15%(3)	19%	27%	18%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32	www.alpsfunds.com

Financial Highlights Growth ETF Asset Allocation Portfolio – Class II
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.53	$6.89	$10.09	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.06(1)	0.15(1)	0.25(1)	0.10

Net realized and unrealized gain/(loss) on investments	(0.44)	1.55	(3.44)	(0.01)
Total from investment operations	(0.38)	1.70	(3.19)	0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	(0.01)	–

From net realized gain	–	(0.00)(2)	(0.00)(2)	–
Total distributions	–	(0.06)	(0.01)	–
Net increase/(decrease) in net asset value	(0.38)	1.64	(3.20)	0.09
Net asset value-end of period	$8.15	$8.53	$6.89	$10.09

Total Return	(4.45)%(3)	24.65%	(31.61)%	0.90%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$52,385	$48,232	$18,023	$2,424

Ratios to average net assets:

Total expenses before reimbursements	0.85%(4)	0.91%	1.39%	15.48%(4)

Net expenses after reimbursements	0.73%(4)	0.73%	0.73%	0.73%(4)

Net investment income	1.41%(4)	2.03%	3.11%	6.76%(4)

Portfolio turnover rate	15%(3)	19%	27%	18%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	33

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class I
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.09	$6.36	$10.09	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.06(1)	0.16(1)	0.31(1)	0.15

Net realized and unrealized gain/(loss) on investments	(0.48)	1.60	(4.00)	(0.06)
Total from investment operations	(0.42)	1.76	(3.69)	0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.03)	(0.04)	–

From net realized gain	–	(0.00)(2)	(0.00)(2)	–
Total distributions	–	(0.03)	(0.04)	–
Net increase/(decrease) in net asset value	(0.42)	1.73	(3.73)	0.09
Net asset value-end of period	$7.67	$8.09	$6.36	$10.09

Total Return	(5.19)%(3)	27.79%	(36.57)%	0.90%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$4,287	$3,462	$1,009	$84

Ratios to average net assets:

Total expenses before reimbursements	0.90%(4)	1.28%	3.00%	77.98%(4)

Net expenses after reimbursements	0.48%(4)	0.48%	0.48%	0.48%(4)

Net investment income	1.58%(4)	2.28%	4.21%	4.22%(4)

Portfolio turnover rate	23%(3)	27%	55%	12%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

34	www.alpsfunds.com

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class II
June 30, 2010

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.06	$6.38	$10.07	$10.00
LOSS FROM INVESTMENT OPERATIONS:

Net investment income	0.05(1)	0.13(1)	0.25(1)	0.10

Net realized and unrealized gain/(loss) on investments	(0.48)	1.61	(3.94)	(0.03)
Total from investment operations	(0.43)	1.74	(3.69)	0.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income	–	(0.06)	–	–

From net realized gain	–	(0.00)(2)	(0.00)(2)	–
Total distributions	–	(0.06)	(0.00)(2)	–
Net increase/(decrease) in net asset value	(0.43)	1.68	(3.69)	0.07
Net asset value-end of period	$7.63	$8.06	$6.38	$10.07

Total Return	(5.33)%(3)	27.29%	(36.64)%	0.70%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$6,211	$5,823	$2,597	$350

Ratios to average net assets:

Total expenses before reimbursements	1.15%(4)	1.55%	3.40%	44.78%(4)

Net expenses after reimbursements	0.73%(4)	0.73%	0.73%	0.73%(4)

Net investment income	1.31%(4)	1.89%	3.31%	8.20%(4)

Portfolio turnover rate	23%(3)	27%	55%	12%(3)

(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2010	35

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange traded funds for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price and are classified as Level 1 of the fair value hierarchy detailed in the Fair Valuation section of the report. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy detailed in the Fair Valuation section of the report. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith and would be classified as Level 2 or 3 within the hierarchy detailed in the Fair Valuation section of the report. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value and are classified as Level 2 of the hierarchy detailed in the Fair Valuation section of the report.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of June 30, 2010, no securities were fair valued for any of the Portfolios.

The Portfolios disclose the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board (“FASB”) in order to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

36	www.alpsfunds.com

Notes to Financial Statements
June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2010.

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs			Total
Investments in Securities at Value	Level 1	Level 2	Level 3
Exchange Traded Funds	$16,972,972	$–	$–	$16,972,972
Exchange Traded Notes	368,420	–	–	368,420
Short-Term Investments	1,342,823	–	–	1,342,823
Total	$18,684,215	$–	$–	$18,684,215

Ibbotson Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs			Total
Investments in Securities at Value	Level 1	Level 2	Level 3
Exchange Traded Funds	$28,428,758	$–	$–	$28,428,758
Exchange Traded Notes	937,537	–	–	937,537
Short-Term Investments	2,487,645	–	–	2,487,645
Total	$31,853,940	$–	$–	$31,853,940

Ibbotson Balanced ETF Asset Allocation Portfolio

	Valuation Inputs			Total
Investments in Securities at Value	Level 1	Level 2	Level 3
Exchange Traded Funds	$63,417,566	$–	$–	$63,417,566
Exchange Traded Notes	2,030,979	–	–	2,030,979
Short-Term Investments	2,721,452	–	–	2,721,452
Total	$68,169,997	$–	$–	$68,169,997

Ibbotson Growth ETF Asset Allocation Portfolio

	Valuation Inputs			Total
Investments in Securities at Value	Level 1	Level 2	Level 3
Exchange Traded Funds	$64,022,281	$–	$–	$64,022,281
Exchange Traded Notes	2,714,559	–	–	2,714,559
Short-Term Investments	406,661	–	–	406,661
Total	$67,143,501	$–	$–	$67,143,501

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs			Total
Investments in Securities at Value	Level 1	Level 2	Level 3
Exchange Traded Funds	$9,932,082	$–	$–	$9,932,082
Exchange Traded Notes	532,192	–	–	532,192
Short-Term Investments	388,544	–	–	388,544
Total	$10,852,818	$–	$–	$10,852,818

All securities of the Portfolios were valued using Level 1 inputs during the six months ended June 30, 2010. For the six months ended June 30, 2010, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

Semi-Annual Report | June 30, 2010	37

Notes to Financial Statements
June 30, 2010 (Unaudited)

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, and December 31, 2009 the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex- dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and for interim periods within those fiscal years. Regarding the disclosures effective for fiscal periods beginning after December 15, 2009, management determined the ASU did not have a material effect on the Portfolios’ financial disclosures contained in this Report. Regarding the disclosures not yet effective, management is currently evaluating the impact the adoption of the ASU will have on the Portfolios’ financial statement disclosures.

38	www.alpsfunds.com

Notes to Financial Statements
June 30, 2010 (Unaudited)

2. FEDERAL TAXES

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$261,742	$376,192	$804,379	$832,761	$121,582
Accumulated Capital Gains/(Losses)	17,046	(85,612)	(217,012)	(596,270)	(46,859)
Unrealized Appreciation	566,287	1,166,388	3,304,533	4,912,808	815,000
Other Cumulative Effect of Timing Differences	–	–	(7,111)	–	–
Total	$845,075	$1,456,968	$3,884,789	$5,149,299	$889,723

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2009, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$23	$97	$751	$579	$102
Accumulated Capital Loss	(23)	(95)	(749)	(580)	(103)
Paid In Capital	$–	$(2)	$(2)	$1	$1

The tax character of the distributions paid during the year ended December 31, 2009 were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Distributions paid from:
Ordinary income	$103,375	$173,403	$404,257	$387,142	$57,392
Long-term capital gain	–	281	1,273	3,249	434
Total	$103,375	$173,684	$405,530	$390,391	$57,826

As of December 31,2009, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/17	$–	$85,612	$217,012	$405,581	$46,859

The Ibbotson Growth ETF Asset Allocation Portfolio has elected to defer to its fiscal year ending December 31, 2010 approximately $190,689 of capital losses recognized during the period from November 1, 2009 to December 31, 2009.

Semi-Annual Report | June 30, 2010	39

Notes to Financial Statements
June 30, 2010 (Unaudited)

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows as of June, 30, 2010:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$447,918	$707,370	$1,918,096	$3,662,968	$245,649
Gross depreciation (excess of tax cost over value)	(170,332)	(523,498)	(1,432,265)	(2,980,934)	(380,013)
Net unrealized appreciation/depreciation	227,586	183,872	485,831	682,034	(134,364)

Cost of Investments for income tax purposes	$18,406,629	$31,670,068	$67,684,166	$66,461,467	$10,987,182

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2010, were as follows for each Portfolio:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Purchases	$5,527,421	$10,713,502

Sales	3,175,936	3,994,456

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchases	$22,015,081	$21,063,098

Sales	8,523,788	9,778,761

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$4,140,815

Sales	2,271,564

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Advisor is registered with the Securities and Exchange Commission as an investment adviser. Subject to the authority of the Trust’s Board of Trustees, the Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more sub-advisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Advisor is required to pay all fees due to a sub-advisor out of the management fee the Advisor receives from the Portfolios.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This sub-advisory fee is paid out of the annual 0.45% fee paid from the Portfolios to the Advisor monthly and is not incurred separately by any Portfolio.

5. OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

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Notes to Financial Statements
June 30, 2010 (Unaudited)

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Conservative ETF Asset Allocation Portfolio	Income and Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Balanced ETF Asset Allocation Portfolio	Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2011.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each

Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. TRUSTEES AND OFFICERS

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2010, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings and the expense is allocated among the Portfolios based on the methodology described in Note 1 to these Financial Statements. The interested Trustees receive no compensation from the Portfolios.

7. SUBSEQUENT EVENTS

Management has evaluated Subsequent events in the preparation of the Portfolios’ financial statements as of June 30, 2010 through the date of issuance, and has none to report.

Semi-Annual Report | June 30, 2010	41

Additional Information
June 30, 2010 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

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Trustees and Officers
June 30, 2010 (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (69)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust; ALPS Variable Insurance Trust; Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	21	Ms. Anstine is a Trustee of ALPS ETF Trust (10 funds); ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (7 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

John. J. Linnehan (46)	Trustee	Since February 22, 2008	Mr. Linnehan is President of ChannelMining Solutions, Inc., a full service consulting firm, since June 2001; President of Foreside Advisory Network, a consulting and research distribution firm, since February 2009; and Treasurer of American SCORES, NE. since January 2007.	5	None

David Swanson (53)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	None

*	The portfolio complex includes all series of the Trust and any other investment companies for which ALPS advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

Semi-Annual Report | June 30, 2010	43

Trustees and Officers
June 30, 2010 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (44)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolio as defined under the 1940 Act.	15	Mr. Carter is a Trustee of ALPS ETF Trust (10 funds).

Scott Wentsel (47)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

OFFICERS

Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Jeremy O. May (39)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust, Reaves Utility Income Fund. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

Melanie H. Zimdars (33)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. From 2001 until joining Wasatch in 2005, she was a Compliance Officer for U.S. Bancorp Fund Services, LLC. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust and ALPS Variable Insurance Trust.

*	The portfolio complex includes all series of the Trust and any other investment companies for which ALPS advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.
**	Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Subadviser.

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Trustees and Officers
June 30, 2010 (Unaudited)

Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

David T. Buhler (38)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. From 2002 to 2006, he served as Chief Compliance Officer for Greenwood Investments, LLC. From 1997 to 2006, he also served as Counsel for Great-West Life & Annuity Insurance Company.

Monette R. Nickels (38)	Tax Officer	Since December 8, 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Because of her position with ALPS, Ms. Nickels is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Nickels is also Tax Officer of ALPS Variable Insurance Trust, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and ALPS ETF Trust.

*	The portfolio complex includes all series of the Trust and any other investment companies for which ALPS advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

Semi-Annual Report | June 30, 2010	45

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000518 10/31/2010

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.    Schedule of Investments.

a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b) Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	September 3, 2010

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	September 3, 2010